Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Disaggregated [Line Items]
Revenue	$ 3,222,344	$ 2,525,909	$ 63,863
Revenue – Over time [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	2,776,889	2,206,744
Revenue – Point in Time [Member]
Schedule of Revenue Disaggregated [Line Items]
Revenue	$ 445,455	$ 319,165	$ 63,863